Investments in Related Parties and Other (OceanPal) (Narrative) (Details)						12 Months Ended
	Oct. 17, 2023 USD ($) shares	Jun. 09, 2023 USD ($) shares	Feb. 08, 2023 shares	Dec. 15, 2022 USD ($) shares	Sep. 20, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Item $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Oct. 05, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jan. 23, 2023 USD ($)
Related Party Transaction [Line Items]
Issuance of stock						$ 22,846,000	$ 5,322,000	$ 254,000
Gain on spin-off of OceanPal Inc.						0	0	15,252,000
Accrued dividends						3,000	100,000	69,000
Due to related parties, current						759,000	136,000
Cash and cash equivalents						101,592,000	76,428,000	110,288,000
Net gain recognized						1,502,000	589,000	0
Vessels						1,114,247,000	1,141,128,000	810,429,000
Purchase price of vessel									$ 17,998,000	$ 14,000,000	$ 15,080,000
Gain/(loss) from equity method investments						(262,000)	894,000	(333,000)
Investments in related party (Note 5(a))						8,318,000	$ 7,744,000
OceanPal [Member]
Related Party Transaction [Line Items]
Investments in related party (Note 5(a))						8,138,000
Realized loss						$ 1,022,000
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | Item						2,000
Maximum percentage of votes as a percentage of total votes						49.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security						34.00%
Issuance of preferred stock, shares | shares						500,000	500,000
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares						$ 6.5
Cumulative preferred dividend accruing rate						8.00%
Preferred stock liquidation preference per share | $ / shares						$ 1,000
Issuance of preferred stock, shares | shares	10,000					207	10,000
Preferred stock voting rights						Series C preferred shares do not have voting rights unless related to amendments of the Articles of Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock.
Number of shares converted | shares	9,793
Number of shares converted | shares	3,649,474
Fair value of amount converted	$ 9,160,000
Difference between book value	$ 1,742,000
Percent of common stock owned	49.00%
Series C Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Accrued dividends						$ 3,000	$ 169,000
Net gain recognized						$ 21,000
Series D Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Issuance of new shares | shares					25,000
Maximum percentage of votes as a percentage of total votes						49.00%
Cumulative preferred dividend accruing rate						7.00%
Par value | $ / shares					$ 0.01
Preferred stock liquidation preference per share | $ / shares						$ 1,000
Net gain recognized		$ 761,000		$ 589,000
Equity Securities, fair value		$ 10,761,000		$ 18,189,000
Investments, fair value					$ 17,600,000
Issuance of preferred stock, shares | shares			13,157		25,000
Number of shares acquired, part of consideration provided from sale asset | shares			13,157
Preferred stock, Shares outstanding | shares		13,157		25,000
Series C and Series D [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Accrued dividends						$ 801,000	917,000	$ 69,000
Series B and Series C Preferred Shares [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Preferred shares, par value							$ 7,744,000
Investments in related party (Note 5(a))						$ 180,000